6. ACQUISITIONS: Schedule of Consideration and net identifiable assets acquired (Details) - MidAmerican Growers, Inc	12 Months Ended
Dec. 31, 2020 CAD ($)
Consideration paid
Consideration paid, Cash paid upon closing	$ 20,644,291
Consideration paid, Cash paid in 2019	10,605,100
Consideration paid, Rights to common shares	44,984,267
Consideration paid, Settlement of pre-existing relationship	1,459,218
Consideration paid	77,692,876
Net identifiable assets acquired
Net identifiable assets acquired, Cash and cash equivalents	162,204
Net identifiable assets acquired, Accounts receivable	58,470
Net identifiable assets acquired, Inventory	4,395,361
Net identifiable assets acquired, Biological assets	26,842
Net identifiable assets acquired, Property, plant and equipment	94,197,701
Net identifiable assets acquired, Goodwill	6,083,036
Net identifiable assets acquired, Accounts payable	(1,539,657)
Net identifiable assets acquired, Other payable	(656,900)
Net identifiable assets acquired, Deferred tax liability	(25,034,181)
Net identifiable assets acquired	$ 77,692,876